Summaries of Purchase Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Total	$ 2,410
Payments Due, Less Than 1 Year	2,410
Payments Due, 2-3 Years
Payments Due, 3-5 Years
Payments Due, More Than 5 Years